                       SUPPLEMENT DATED MARCH 1, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In 2009, the Board of Trustees (the "Board") of Janus Aspen Series (the "Trust") approved a plan to liquidate the Global Life Sciences Portfolio and the Research Core Portfolio (collectively, the "Janus Aspen Portfolios"). The Board concluded, among other things, that each of the Janus Aspen Portfolios should be liquidated due to lack of economies of scale.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, COMMENCING AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE") ON APRIL 27, 2010, THE JANUS ASPEN PORTFOLIOS WILL NO LONGER ACCEPT ANY PURCHASE ORDERS OR TRANSFER REQUESTS IN ANTICIPATION OF A FINAL LIQUIDATION OF THE JANUS ASPEN PORTFOLIOS EFFECTIVE AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE JANUS ASPEN PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Janus Aspen Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Janus Aspen Portfolios during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                                ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE                AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------
AIM VARIABLE     AIM V.I. BASIC VALUE FUND --  Long-term growth of capital.  Invesco Aim Advisors, Inc.
INSURANCE FUNDS  SERIES II SHARES                                            (subadvised by Invesco Trimark
                                                                             Ltd.; Invesco Global Asset
                                                                             Management (N.A.), Inc.; Invesco
                                                                             Institutional (N.A.), Inc.; Invesco
                                                                             Senior Secured Management, Inc.;
                                                                             Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited;
                                                                             Invesco Asset Management (Japan)
                                                                             Limited; Invesco Asset Management
                                                                             Deutschland, GmbH; and Invesco
                                                                             Australia Limited)
                 ------------------------------------------------------------------------------------------------

17528 SUPPD 03/01/10


                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------
                         AIM V.I. CAPITAL APPRECIATION    Growth of capital.
                         FUND -- SERIES I SHARES










                         ------------------------------------------------------------------------
                         AIM V.I. CORE EQUITY FUND --     Growth of capital.
                         SERIES I SHARES










                         ------------------------------------------------------------------------
                         AIM V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                         FUND -- SERIES II SHARES










                         ------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED       Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --     consistent with the adviser's
SERIES FUND, INC.        CLASS B                          determination of reasonable risk.
                         ------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL         Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B (FORMERLY,
                         ALLIANCEBERNSTEIN GLOBAL
                         TECHNOLOGY PORTFOLIO)
                         ------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND     Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL  Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP      Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP      Long-term growth of capital.
                         GROWTH FUND -- CLASS B
                         ------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --  The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                         return using a strategy that seeks to
INC.                                                      protect against U.S. inflation.
                         ------------------------------------------------------------------------

                                          ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Growth of capital.                     Invesco Aim Advisors, Inc.
       (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Growth of capital.                     Invesco Aim Advisors, Inc.
       (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Long-term growth of capital.           Invesco Aim Advisors, Inc.
       (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.




---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
---------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation, and
SERIES FUNDS, INC.     FUND -- CLASS III SHARES            secondarily, income.

                       ------------------------------------------------------------------------------
                       BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                       FUND -- CLASS III SHARES



                       ------------------------------------------------------------------------------
                       BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
                       FUND -- CLASS III SHARES

                       ------------------------------------------------------------------------------
                       BLACKROCK VALUE OPPORTUNITIES       Seeks long-term growth of capital.
                       V.I. FUND -- CLASS III SHARES

                       ------------------------------------------------------------------------------
COLUMBIA FUNDS         COLUMBIA MARSICO GROWTH FUND,       The fund seeks long-term growth of
VARIABLE INSURANCE     VARIABLE SERIES -- CLASS A          capital.
TRUST I
                       ------------------------------------------------------------------------------
                       COLUMBIA MARSICO INTERNATIONAL      The fund seeks long-term growth of
                       OPPORTUNITIES FUND, VARIABLE        capital.
                       SERIES -- CLASS B
                       ------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND        To provide a high level of current
TRUST                                                      income.
                       ------------------------------------------------------------------------------
                       VT WORLDWIDE HEALTH SCIENCES        Seeks long-term capital growth by
                       FUND                                investing in a worldwide and
                                                           diversified portfolio of health sciences
                                                           companies.
                       ------------------------------------------------------------------------------
EVERGREEN VARIABLE     EVERGREEN VA OMEGA FUND --          Seeks long term capital growth.
ANNUITY TRUST          CLASS 2
                       ------------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                 FUND II -- SERVICE SHARES           investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                       ------------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                       SERVICE SHARES


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS     CLASS 2                             consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                    Investment Management, LLC)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
       (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock Asset Management U.K.
                                          Limited)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
       (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                    Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
       Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
       Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                    Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                    SERVICE CLASS 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP GROWTH & INCOME                Seeks high total return through a
                    PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES         Seeks to maximize income while
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income by
                                                       investing in corporate, foreign and
                                                       U.S. Treasury bonds as well as stocks
                                                       with dividend yields the manager
                                                       believes are attractive.
                    ------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------

                    /1/ Please see the provision in your prospectus under the
                        heading "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                    AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent          GE Asset Management Incorporated
                                                      with prudent investment management
                                                      and the preservation of capital.
                    ------------------------------------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND --            Seeks long-term growth of capital and    GE Asset Management Incorporated
                    CLASS 1 SHARES                    future income.
                    ------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                      consistent with the preservation of
                                                      capital and the maintenance of
                                                      liquidity.
                    ------------------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and    GE Asset Management Incorporated
                    CLASS 1 SHARES                    future income rather than current
                                                      income.
                    ------------------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through       GE Asset Management Incorporated
                    CLASS 1 SHARES                    current income and capital               (subadvised by Urdang Securities
                                                      appreciation.                            Management, Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/2/          Seeks growth of capital and              GE Asset Management Incorporated
                                                      accumulation of income that              (subadvised by SSgA Funds
                                                      corresponds to the investment return of  Management, Inc.)
                                                      S&P's 500 Composite Stock Index.
                    ------------------------------------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES                                                                     (subadvised by Palisade Capital
                                                                                               Management, L.L.C, Champlain
                                                                                               Investment Partners, LLC,
                                                                                               GlobeFlex Capital, LP and
                                                                                               SouthernSun Asset Management,
                                                                                               Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    TOTAL RETURN FUND/3/              Seeks the highest total return,          GE Asset Management Incorporated
                                                      composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    ------------------------------------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.       GE Asset Management Incorporated
                    SHARES
                    ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH           The fund's investment objective is       Genworth Financial Wealth
INSURANCE TRUST/4/  FUND -- SERVICE SHARES            long-term capital growth.                Management, Inc. (subadvised by
                                                                                               Calamos Advisors LLC)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP         The fund's investment objective is       Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES      long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Columbia Management Advisors,
                                                                                               LLC)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE         The fund's investment objective is       Genworth Financial Wealth
                    FUND -- SERVICE SHARES            long-term growth of capital.             Management, Inc. (subadvised by
                                                                                               Davis Selected Advisers, L.P.)
                    ------------------------------------------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to    Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES      seek total return.                       Management, Inc. (subadvised by
                                                                                               Eaton Vance Management)
                    ------------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /4/ Please see the provision in your prospectus under the
                        heading "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       GENWORTH LEGG MASON                The fund's investment objective is to
                       CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                       FUND -- SERVICE SHARES (FORMERLY,
                       GENWORTH LEGG MASON PARTNERS
                       AGGRESSIVE GROWTH FUND)
                       ------------------------------------------------------------------------------
                       GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                       FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                          the S&P 500 Index.

                       ------------------------------------------------------------------------------
                       GENWORTH PUTNAM INTERNATIONAL      The fund's investment objective is
                       CAPITAL OPPORTUNITIES FUND --      long-term capital appreciation.
                        SERVICE SHARES

                       ------------------------------------------------------------------------------
                       GENWORTH THORNBURG                 The fund's investment objective is
                       INTERNATIONAL VALUE FUND --        long-term capital appreciation by
                        SERVICE SHARES                    investing in equity and fixed income
                                                          securities of all types.
                       ------------------------------------------------------------------------------
                       GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                       ENHANCED CORE BOND INDEX           outperform the total return
                       FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                       GENWORTH WESTERN ASSET             Aggregate Bond Index (the "Bond
                       MANAGEMENT CORE PLUS FIXED         Index") while maintaining a risk level
                       INCOME FUND)                       commensurate with the Bond Index.
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                       SHARES                             consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --     objective may be changed without
                        CLASS II (FORMERLY, LEGG MASON    shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO --CLASS II)
                       ------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth with
                       FUNDAMENTAL VALUE PORTFOLIO --     income as a secondary consideration.
                        CLASS I (FORMERLY, LEGG MASON     This objective may be changed without
                       PARTNERS VARIABLE FUNDAMENTAL      shareholder approval.
                       VALUE PORTFOLIO --CLASS I)
                       ------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES     seek capital appreciation. The fund's
                                                          objective may be changed without
                                                          shareholder approval.
                       ------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                       SERVICE CLASS SHARES               seek capital appreciation. The fund's
                                                          objective may be changed without
                                                          shareholder approval.
                       ------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return. The fund's objective
                                                          may be changed without shareholder
                                                          approval.
                       ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
         Putnam Investment Management,
                                           LLC)
-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation by          Management, Inc. (subadvised by
investing in equity and fixed income       Thornburg Investment Management,
securities of all types.                   Inc.)
-----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the total return                Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset Management,
Aggregate Bond Index (the "Bond            L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.

-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return. The fund's objective    Services Company
may be changed without shareholder
approval.
-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return. The fund's objective
                                                           may be changed without shareholder
                                                           approval.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/          Seeks a high total investment return,
ACCOUNT FUNDS          VA -- SERVICE SHARES                which includes current income and
                                                           capital appreciation in the value of its
                                                           shares.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- SERVICE     in securities of well-known established
                       SHARES                              companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES           by investing a substantial portion of its
                                                           assets in securities of foreign issuers,
                                                           "growth-type" companies, cyclical
                                                           industries and special situations that
                                                           are considered to have appreciation
                                                           possibilities.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/       Seeks high total return.
                       VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL       Seeks capital appreciation.
                       CAP FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MIDCAP                  Seeks capital appreciation by investing
                       FUND/VA --  SERVICE SHARES          in "growth type" companies.
                       -------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                        with preservation of real capital and
                                                           prudent investment management.
                       -------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                                                           Invests at least 80% of its assets in a
                                                           diversified portfolio of high yield
                                                           securities ("junk bonds") rated below
                                                           investment grade but rated at least Caa
                                                           by Moody's or CCC by S&P, or, if
                                                           unrated, determined by PIMCO to be
                                                           of comparable quality, subject to a
                                                           maximum of 5% of its total assets in
                                                           securities rated Caa by Moody's or
                                                           CCC by S&P, or, if unrated,
                                                           determined by PIMCO to be of
                                                           comparable quality.
                       -------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                       SHARES                              and prudent investment management.
                       -------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II      Seeks long-term growth of capital.
FUND                   SHARES

                       -------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
------------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
------------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.
------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
 (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                      ---------------------------------------------------------------------------
                      JENNISON 20/20 FOCUS PORTFOLIO -- Seeks long-term growth of capital.
                      CLASS II SHARES

                      ---------------------------------------------------------------------------
                      NATURAL RESOURCES PORTFOLIO --    Seeks long-term growth of capital.
                      CLASS II SHARES

                      ---------------------------------------------------------------------------
RYDEX VARIABLE        NASDAQ-100(R) FUND/1/             Seeks to provide investment results
TRUST                                                   that correspond to a benchmark for
                                                        over-the-counter securities. The fund's
                                                        current benchmark is the NASDAQ
                                                        100 Index(TM).
                      ---------------------------------------------------------------------------
THE UNIVERSAL         EQUITY AND INCOME PORTFOLIO --    Seeks both capital appreciation and
INSTITUTIONAL FUNDS,  CLASS II SHARES                   current income.
INC.
                      ---------------------------------------------------------------------------
VAN KAMPEN LIFE       COMSTOCK PORTFOLIO -- CLASS II    Seeks capital growth and income
INVESTMENT TRUST      SHARES                            through investments in equity
                                                        securities, including common stocks,
                                                        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                      ---------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------
Seeks both capital appreciation and      Morgan Stanley Investment
current income.                          Management Inc.

----------------------------------------------------------------------------
Seeks capital growth and income          Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current      The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary objective.
                    SHARES
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.      Janus Capital Management LLC
                    SHARES (FORMERLY, MID CAP
                    GROWTH PORTFOLIO)
                    ---------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.      Janus Capital Management LLC
                    SERVICE SHARES
                    ---------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.      Janus Capital Management LLC
                    (FORMERLY, LARGE CAP GROWTH
                    PORTFOLIO)
                    ---------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a  Janus Capital Management LLC
                    SHARES (FORMERLY, WORLDWIDE        manner consistent with preservation of
                    GROWTH PORTFOLIO)                  capital.
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and    Company LLC
                    CLASS SHARES                       prudent investment management.
                    ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                         ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE               AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE    Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES (FORMERLY, INTERNATIONAL
                    GROWTH PORTFOLIO)
                    --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation. The fund's   Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE   Seeks total return (a combination of
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER             income and long-term capital
                       PORTFOLIO -- CLASS II (FORMERLY,  appreciation). This objective may be
                       LEGG MASON PARTNERS VARIABLE      changed without shareholder approval.
                       CAPITAL AND INCOME PORTFOLIO --
                       CLASS II)



                       -------------------------------------------------------------------------
VAN KAMPEN LIFE        CAPITAL GROWTH PORTFOLIO --       Seeks capital appreciation.
INVESTMENT TRUST       CLASS II SHARES
                       -------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
Seeks total return (a combination of   Legg Mason Partners Fund Advisor,
income and long-term capital           LLC (subadvised by ClearBridge
appreciation). This objective may be   Advisors, LLC, Western Asset
changed without shareholder approval.  Management Company Limited and
                                       Western Asset Management
                                       Company)



-------------------------------------------------------------------------
Seeks capital appreciation.            Van Kampen Asset Management

-------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.